Provisions, income tax liabilities and other liabilities - Estimated Amounts of Employer's Contributions to Plan Assets (Details) - Year 1 € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 29
France
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	0
Germany
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	0
US
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	0
UK
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	4
Other
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 25